Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities

A summary of the fair values of assets acquired and liabilities assumed at the date of the acquisition is as follows:

(Dollars in thousands)	The Nashua Bank
Cash and due from banks	$2,790
Federal Home Loan Bank stock	383
Securities available-for-sale	20,852
Loans, net	88,203
Premises and equipment	729
Investment in real estate	249
Other assets and accrued interest receivable	470

Total assets acquired	113,676

Total deposits	98,479
FHLB advances	1,754
Accrued expenses and other liabilities	897

Total liabilities assumed	101,130

Net assets acquired	12,546
Goodwill	6,746
Core deposit intangible asset	2,086

Total purchase price	$21,378

Proforma Information Assumptions of Acquisition

The following proforma information assumes that the acquisitions had occurred at the beginning of each of the periods presented.

(Dollars in thousands)	2012	2011	2010
Total revenue	$56,287	$52,786	$53,940
Net income	$8,545	$7,927	$8,620
Net income available to common shareholders	$7,849	$7,205	$8,104
Earnings per share:
Basic	$1.11	$1.04	$1.17
Diluted	$1.11	$1.04	$1.17